Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Subsequent Events

17.    Subsequent Events

The Company evaluated subsequent events through November 17, 2023, the date the financial statements were issued. All events that had a material impact on the Company’ financial statements are disclosed in the notes to the condensed combined and consolidated financial statements.

20. Subsequent Events

The Business evaluated subsequent events through July 14, 2023, the date the financial statements were issued. All events that had a material impact on the Business’ financial statements are disclosed in the notes to the combined and consolidated financial statements.

2019 Credit Agreement Amendment

On February 9, 2023, the UK subsidiary amended its 2019 Credit Agreement, allowing the Business to extend the maturity of the Revolving Credit Facility and the Revolving Working Capital Loan Facility to October 31, 2024 subject to compliance with financial covenants.

Intercompany Loan Amendment

On January 1, 2023, the Business amended its 2016 Intercompany Loan Agreement, extending the maturity of the Intercompany Loan Agreement to December 31, 2023.

Related Party Notes Payable Amendment

On February 9, 2023, the Business amended its related party notes payable, extending the maturity date to December 31, 2024.

CF ACQUISITION CORP VIII [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no events, that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements other than as described below.

On October 10, 2023, the Company filed with the SEC an amendment to the registration statement on Form S-1/A to register for resale certain shares of common stock of the Company currently held by the Sponsor and an independent director of the Company and certain shares to be issued to the Sponsor in the XBP Europe Business Combination.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements, other than as described below.

On February 13, 2023, the Company filed the XBP Europe Proxy Statement with the SEC.

On February 14, 2023, the Company filed a definitive proxy statement with the SEC regarding an extension of its time to consummate a Business Combination from March 16, 2023 to September 16, 2023.

On March 6, 2023, the Company issued 5,000,000 shares of Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (the “Conversion”). As a result of the Conversion, as of March 6, 2023, the Sponsor held 5,537,500 shares of Class A common stock and 1,228,000 shares of Class B common stock. The 5,000,000 shares of Class A common stock issued in connection with the Conversion are subject to the same restrictions as applied to the Class B common stock prior to the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination as described in the prospectus for the Company’s initial public offering. Following the Conversion, there were 8,500,098 shares of Class A common stock issued and outstanding and 1,250,000 shares of Class B common stock issued and outstanding.

On March 14, 2023, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an extension of the expiration of the period in which the Company has to consummate a Business Combination from March 16, 2023 to September 16, 2023 (the “Third Extension”). In connection with the approval of the Third Extension, on March 15, 2023, the Sponsor agreed to loan the Company an aggregate amount of up to $344,781 ($0.04 per share per month, or up to $0.24 per share if all six months of the Third Extension are utilized, for each Public Share that was not redeemed in connection with the Third Extension) (the “Third Extension Loan”). The Third Extension Loan does not bear interest and is repayable by the Company to the Sponsor or its designees upon consummation of an initial Business Combination. The proceeds of the Third Extension Loan will be deposited in the Trust Account in six equal installments for each month (or portion thereof) that is needed by the Company to complete an initial Business Combination. The first installment was deposited in the Trust Account on March 16, 2023. In connection with the stockholder vote to approve the Third Extension, 1,523,509 Public Shares were redeemed at approximately $10.69 a share, resulting in a reduction of $16,290,945 in the amount held in the Trust Account. Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under the Third Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

On March 16, 2023, the Company instructed Continental Stock Transfer & Trust Company to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at Citibank, N.A., with Continental Stock Transfer & Trust Company continuing to act as trustee, until the earlier of the consummation of the initial business combination or liquidation. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the Initial Public Offering and Private Placement are no longer invested in U.S. government debt securities or money market funds that invest in U.S. government debt securities.